Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of (loss) income before income taxes

	Year Ended December 31,
	(Amount in Thousands)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Mainland China	686,188	588,048	283,045	39,866
Hong Kong	584,236	389,517	743,619	104,737
Cayman Islands	(66,140)	39,463	6,537	921
Others	93,758	132,521	176,046	24,796
Total	1,298,042	1,149,549	1,209,247	170,320

Schedule of tax expense

	Year Ended December 31,
	(Amount in Thousands)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current Tax	413,603	354,108	248,353	34,980
Deferred Tax	(119,663)	(87,000)	14,007	1,973
Total	293,940	267,108	262,360	36,953

Schedule of reconciliation between the statutory tax rate to (loss) income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2021	2022	2023
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.18%	(0.07)%	0.33%
Effect of non-deductible settlement expenses	0.40%	—	—
Effect of tax-free investment income	(0.57)%	(0.72)%	(2.13)%
Effect of different tax rate of subsidiary in other jurisdiction	(4.85)%	(6.61)%	(6.12)%
Effect of deferred tax asset allowance	1.56%	7.22%	2.78%
Effect of tax holidays	(1.27)%	(0.92)%	(0.56)%
Effect of income from equity in fund of fund	2.91%	1.21%	1.03%
Effect of dividend withholding tax	—	1.74%	1.26%
Effect of true-ups	(0.82)%	(3.36)%	0.33%
Effect of others	0.10%	(0.25)%	(0.22)%
	22.64%	23.24%	21.70%

Schedule of aggregate amount and per share effect of the tax holidays

	Year Ended December 31,
	(Amount in Thousands Except Shares Data)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Aggregate	16,422	10,594	6,807	959
Per share effect-basic[1]	0.05	0.03	0.02	—
Per share effect-diluted	0.05	0.03	0.02	—

Schedule of principal components of the deferred income tax asset and liabilities

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and payroll	159,817	93,938	13,231
Tax loss carry forward	491,311	548,814	77,299
Unrealized other loss	5,876	11,230	1,582
Provision for impairment of investments	39,300	42,322	5,961
Provision for allowance of credit losses	42,050	38,818	5,467
Provision for contingent liability	24,750	24,750	3,486
Others	6,804	9,080	1,279
Gross deferred tax assets	769,908	768,952	108,305
Valuation allowance	(333,467)	(319,780)	(45,040)
Net deferred tax assets	436,441	449,172	63,265
Deferred tax liabilities:
Unrealized investment income	44,414	65,325	9,201
Timing difference on revenue recognition	—	16,895	2,380
Dividend withholding tax	20,000	15,260	2,149
Acquired deferred tax liabilities (Note 7)	185,354	182,602	25,719
Net deferred tax liabilities	249,768	280,082	39,449

Schedule of movements of valuation allowance of deferred tax assets

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(Amount in Thousands)
Balance at beginning of the year	60,628	271,813	333,467
Provided	20,275	94,856	41,912
Addition due to acquisition	193,826	—	5,615
Write off	(2,916)	(9,472)	(52,995)
Reversal	—	(23,730)	(8,219)
Balance at ending of the year	271,813	333,467	319,780